Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (5,449,604)	$ (6,808,213)	$ (14,264,261)	$ (14,792,886)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	533,795	688,308	1,337,723	1,252,540
Amortization of debt issuance costs	10,208	15,825	15,825	128,583
Amortization of debt discount	541,620	984,924	2,275,594	864,350
Amortization of operating right of use assets	131,140	266,804	329,878	162,298
Stock-based compensation	139,274		23,647
Issuance of warrants to CEO				2,701
Issuance of class A common stock for services	245,100	286,696	376,696	397,892
Debt extinguishment loss				16,105
Loss on debt modification	689,411	1,587,862	2,134,218	927,054
Issuance of class A common stock in connection with general release agreement		20,000	20,000
Issuance of Class A common stock and pre-funded warrants in connection with commitment shares		600,000	600,000
Bad debt provision				123,513
Beneficial conversion feature				4,137,261
Gain on disposal of business			(467,049)
Impairment expense			56,664
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(142,959)	(11,147)	(12,102)	(152,086)
Due from former owners		32,519	32,519	237,364
Inventory	79,659	(3,081)	12,418	84,912
Prepaid expenses and other current assets	428,809	(1,191,480)	(553,697)	(134,964)
Other assets			(41,102)
Accounts payable	(104,065)	511,372	(1,227,091)	2,187,663
Accrued expenses	727,594	82,742	(593,544)	813,144
Cumulative Series A preferred stock dividends payable		(92,322)	(92,322)
Other assets, net		(61,094)		16,561
Refundable income tax		151,796	151,796	40,343
Operating lease liabilities	(102,563)	(80,823)	(121,676)	(133,119)
Net cash used in operating activities	(2,272,581)	(3,019,312)	(10,005,866)	(3,820,771)
Cash flows from investing activities:
Purchase of property and equipment	(32,854)	(180,636)	(237,983)	(383,730)
Payment for acquisition of business	(1,850,000)			(1,485,800)
Net cash used in investing activities	(1,882,854)	(180,636)	(237,983)	(1,869,530)
Cash flows from financing activities:
Proceeds from issuance of class A common stock and warrants, net of issuance costs	2,285,521		5,460,000	5,439,571
Proceeds from issuance of class A common stock and pre-funded warrants, net of issuance costs	1,571,466	3,375,458	5,227,039
Repurchase and cancellation of the class B common stock			(650,000)
Net proceeds from loans payable	1,020,295	1,467,935	1,981,585	2,038,531
Payments on loans payable	(1,832,400)	(2,440,627)	(5,113,947)	(1,923,474)
Proceeds from issuance of convertible series A preferred stock		200,000	200,000
Proceeds from convertible notes payable	250,000	1,000,000	1,000,000	650,000
Payments on convertible note payable			(294,118)	(250,000)
Proceeds from notes payable, net of discount	761,190
Repayment of notes payable	(730,885)	(474,121)	(1,121,981)	(329,620)
Proceeds from exercise of warrants			4,000,000
Proceeds from issuance of promissory note	500,000
Repayment of convertible debentures		(100,000)	(100,000)
Net cash provided by financing activities	3,825,187	3,028,645	10,588,578	5,625,009
Net increase (decrease) in Cash, cash equivalents and restricted cash	(330,248)	(171,303)	344,729	(65,292)
Cash, cash equivalents and restricted cash, beginning of period	723,690	378,961	378,961	444,253
Cash, cash equivalents and restricted cash, end of period	393,442	207,658	723,690	378,961
Supplemental Disclosure of Cash Flow Information
Interest payments during the year	826,780	1,552,313	1,552,313	188,952
Income tax refund		151,796	151,796
Noncash investing and financing activity
Series A Preferred Stock Dividend		220,850	220,850	271,245
Acquisition of assets through operating leases			593,409	1,031,523
Issuance of class A common stock for conversion of convertible notes payable			1,357,143
Issuance of common stock in connection with business acquisition	$ 92,500			400,000
Issuance of convertible series A preferred stock due to conversion of bridge note				4,440,688
Issuance of class A common stock due to conversion of convertible debentures				$ 4,414,317